Stock Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding at the beginning of the year, Shares	13,378
Options granted, Shares	0
Options exercised, Shares	0	0	0
Forfeitures, Shares	0
Options outstanding at the end of the year, Shares	13,378	13,378
Options exercisable at the end of the year, Shares	13,378
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 4.93
Options granted, Weighted Average Exercise Price	0
Options exercised, Weighted Average Exercise Price	0
Forfeitures, Weighted Average Exercise Price	0
Options outstanding at the end of the year, Weighted Average Exercise Price	4.93	$ 4.93
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 4.93
Options outstanding at the end of the year	$ 3,972
Options exercisable at the end of the year	$ 3,972